Consolidated statements of operations - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		€ 361,697,000	€ 270,110,000	€ 181,491,000
Revenue from related party		173,307,000	91,355,000	67,430,000
Total revenue		535,004,000	361,465,000	248,921,000
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	12,691,000	11,500,000	10,133,000
Selling and marketing, including related party	[1],[2],[3]	342,024,000	249,196,000	178,255,000
Technology and content, including related party	[1],[2],[3]	54,921,000	52,374,000	64,258,000
General and administrative, including related party	[1],[2],[3]	60,852,000	38,208,000	40,935,000
Amortization of intangible assets	[3]	136,000	136,000	373,000
Goodwill and intangible assets impairment loss		184,642,000	0	207,618,000
Operating income/(loss)		(120,262,000)	10,051,000	(252,651,000)
Other income/(expense)
Interest expense		(51,000)	(389,000)	(270,000)
Other, net		66,000	13,628,000	(212,000)
Total other income/(expense), net		15,000	13,239,000	(482,000)
Income/(loss) before income taxes		(120,247,000)	23,290,000	(253,133,000)
Expense/(benefit) for income taxes		6,570,000	12,586,000	(8,494,000)
Income/(loss) before equity method investment		(126,817,000)	10,704,000	(244,639,000)
Loss from equity method investment		(401,000)	0	(739,000)
Net income/(loss)		€ (127,218,000)	€ 10,704,000	€ (245,378,000)
Earnings per share attributable to common stockholders:
Basic (in Euro per share)		€ (0.36)	€ 0.03	€ (0.69)
Diluted (in Euro per share)		€ (0.36)	€ 0.03	€ (0.69)
Shares used in computing earnings per share:
Basic (in shares)		357,551,000	357,525,000	353,338,000
Diluted (in shares)		357,551,000	367,240,000	353,338,000

[1]

	Year ended December 31,
	2022	2021	2020
(1) Includes share-based compensation as follows:
Cost of revenue	€198	€257	€243
Selling and marketing	737	1,104	1,169
Technology and content	2,969	3,897	3,808
General and administrative	11,438	12,003	9,859

[2]

(3) Includes related party expense as follows:
Cost of revenue	€—	€—	€(32)
Selling and marketing	97	111	133
Technology and content	541	48	97
General and administrative	1	—	31

[3]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84